UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	2 Months Ended	4 Months Ended	6 Months Ended
	Feb. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)
Cash Flows from Operating Activities
Net profit/(loss)	$ 3,706	$ (32)	$ 137
Profit (loss) from continuing operations	3,739	(32)	137
Gain on disposal	(33)	0	0
Net operating net loss adjustments related to discontinued operations	38 [1]	13 [1]	0 [1]
Adjustments to reconcile net profit to net cash provided by/(used in) operating activities:
Depreciation and amortization	17	52	73
Gain on disposals	(2)	0	(7)
Share in results from associated companies (net of tax)	2	6	(14)
Deferred tax benefit	(4)	4	4
Unrealized gain on derivative and foreign exchange	(7)	(3)	(5)
Payment in kind interest	0	16	0
Amortization of discount on debt	7	(1)	0
Non-cash gain reorganization items, net	(3,487)	0	0
Fresh Start valuation adjustments	(266)	0	0
Change in allowance for credit losses	(1)	0	0
Other cash movements in operating activities
Payments for long-term maintenance	(2)	(27)	(33)
Repayments made under failed sales and leaseback arrangements	(11)	0	0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	(11)	25	(20)
Trade accounts payable	0	14	(38)
Prepaid expenses/accrued revenue	0	(6)	(3)
Deferred revenue	(18)	13	7
Deferred mobilization costs	(4)	(37)	5
Related party receivables	(13)	(6)	20
Other assets	(4)	23	(10)
Other liabilities	4	(34)	(81)
Net cash flows provided by/(used in) operating activities	(56)	20	35
Cash Flows from Investing Activities
Additions to drilling units and equipment	(18)	(50)	(25)
Proceeds from disposal of assets	2	0	7
Funds advanced to discontinued operations	(20)	0	0
Sale of investment in PES		0	43
Sale of investment in PES	(94)
Acquisition of subsidiary	0	0	24
Deposit received on Tender-Assist Units sale	0	0	17
Cash flows from investing activities (discontinued operations)	0	(10)	0
Net cash flows provided by/(used in) investing activities	(130)	(60)	66
Cash Flows from Financing Activities
Proceeds from debt	175	0	0
Proceeds from convertible bond issuance	50	0	0
Repayments of secured credit facilities	(160)	0	(163)
Share issuance costs	0	0	(4)
Cash flows from financing activities (discontinued operations)	20	0	0
Net cash (used in)/ provided by financing activities	85	0	(167)
Effect of exchange rate changes on cash	6	(1)	7
Net decrease in cash and cash equivalents, including restricted cash	(95)	(41)	(59)
Cash and cash equivalents, including restricted cash	509	468	539
Included in cash and cash equivalents and restricted cash per the balance sheet	516	490	598
Included in assets of discontinued operations	88	19	0
Supplementary disclosure of cash flow information
Interest paid	0	(17)	(28)
Taxes paid	(1)	(6)	(9)
Reorganization items, net paid	$ (56)	$ (8)	$ 0

[1]	Relates to adjustments made to the net income/loss from discontinued operations to reconcile to net cash flows from operating activities from discontinued operations. The adjustments reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of the effect of acquisitions and disposals. The net cash used in operating activities for the three months ended June 30, 2023, was nil (period from February 23, 2022 through June 30, 2022 (Successor) was $13 million and for the predecessor period from January 1, 2022 through February 22, 2022 was $5 million provided by).